First Trust Flexible Municipal High Income ETF Annual Fund Operating Expenses - First Trust Flexible Municipal High Income ETF - First Trust Flexible Municipal High Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	1.01%